Subsequent Events (Details Narrative) - USD ($)									1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 05, 2020	Nov. 04, 2020	Oct. 30, 2020	Oct. 28, 2020	Oct. 26, 2020	Oct. 25, 2020	Oct. 15, 2020	Oct. 13, 2020	Oct. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Sep. 02, 2020	May 02, 2020	Sep. 30, 2019
Debt conversion amount											$ 4,692
Debt Principal													$ 38,665
Warrants for common stock											1,905,700
Subsequent Event [Member]
Issuance of stock								$ 10,000,000
Weighted average, exercise price									$ 5.04
Promissory Note [Member]
Debt Principal										$ 192,500
Accrued interest										417
OID Convertible Notes [Member]
Debt conversion amount										365,809
Accrued interest										$ 12,868				$ 0
OID Convertible Notes [Member] | Subsequent Event [Member]
Debt conversion amount					$ 368,995
Debt Principal					352,941
Accrued interest					$ 16,054
Outstanding principal and interest converted into common stock, shares					1,054,271
Converted shares, price per share					$ .35
David B Masters [Member] | Promissory Note [Member]
Debt Principal												$ 195,000
David B Masters [Member] | Promissory Note [Member] | Subsequent Event [Member]
Debt conversion amount							$ 192,500
Conversion fee							$ 3,500
One Warrant Holder [Member] | Subsequent Event [Member]
Warrants exercised shares	27,000	27,000		51,429	13,500	54,000
Warrants exercised value	$ 15,000	$ 15,000		$ 28,571	$ 7,500	$ 30,000
Outstanding principal and interest converted into common stock, shares				3,172
Converted shares, price per share				$ 1.11
Warrants for common stock				27,000
Weighted average, exercise price				$ 1.259
John Lai [Member]
Debt conversion amount											$ 13,033
Warrants for common stock										90,000	540,000
John Lai [Member] | Subsequent Event [Member]
Outstanding principal and interest converted into common stock, shares			129,387
Converted shares, price per share			$ .33
Warrants for common stock			168,750
Weighted average, exercise price			$ 1.429